Share capital	12 Months Ended
Dec. 31, 2023
Share capital
Share capital

13. Share capital

[a] Authorized

The Company is authorized to issue an unlimited number of Class A multiple voting shares (“Class A shares”) and an unlimited number of Class B subordinate voting shares (“Class B shares”), all without par value. All shares are ranked equally with regard to the Company’s residual assets.

The holders of Class A shares are entitled to 276,660 votes per Class A share held. Class A shares are held by the Chief Executive Officer (“CEO”), President, Executive Co-Chairman of the Board and the Director and Executive Co-Chairman of the Board. The holders of Class B shares are entitled to one (1) vote per share held.

[b] Issued and outstanding

Reconciliation of the Company’s share capital is as follows:

	Class A shares		Class B shares		Warrants
	#	$	#	$	#	$

Balance, December 31, 2020	72	151,588	19,161,620	103,056,538	6,749,109	4,968,958
Shares issued [a]	—	—	15,480,462	38,341,407	—	—
Share-based payments [b]	—	—	1,462,558	3,751,412	100,000	98,513
Share cancellation [b]	—	—	(156,278)	—	—	—
Lucid acquisition [c]	—	—	4,502,392	7,023,732	112,162	70,563
Warrants expired	—	—	—	—	(4,476)	(617)
Balance, December 31, 2021	72	151,588	40,450,754	152,173,089	6,956,795	5,137,417
Share repurchase [d]	—	—	(1,999,800)	(7,523,117)	—	—
Share-based payments [e]	—	—	158,144	169,500	—	—
Share cancellation [f]	—	—	(504,888)	(1,752,090)	—	—
PSU converted to shares	—	—	400,000	191,590	—	—
Warrants expired	—	—	—	—	(474,702)	(2,995,017)
Balance, December 31, 2022	72	151,588	38,504,210	143,258,972	6,482,093	2,142,400
Plan of arrangement [k]	—	34	23	—	—	—
Share repurchase [g]	—	—	(1,904,700)	(7,165,356)	—	—
Share-based payments [j]	—	—	36,086	36,000	—	—
Share options exercised [i]	—	—	21,000	33,247	—	—
PSU converted to shares	—	—	2,720,104	1,464,000	—	—
Warrants issued [h]	—	—	—	—	3,975,000	1,372,763
Warrants expired	—	—	—	—	(133,050)	(791,807)
Balance, December 31, 2023	72	151,622	39,376,723	137,626,863	10,324,043	2,723,356

Activity during the period from December 31, 2020 to December 31, 2021:

[a]

During the year ended December 31, 2021, the Company issued 15,480,462 Class B shares through the Equity Distribution Agreements with A.G.P/Alliance Global Partners for gross proceeds of $39,765,474. The Company incurred transaction fees of $1,424,067.

[b]

On February 17, 2021, the Company issued 1,349,764 Class B shares to certain officers and members of the Board as share-based compensation with a fair value of $3,576,875 based on a share-price of $2.65 on the day of issuance.

On July 26, 2021, the Company issued 100,000 warrants to a related party with a fair value of $98,513. Each warrant is exercisable to purchase one Class B share of the Company. The fair value was determined using the Black-Scholes option pricing model and the following assumptions: exercise price of $1.99, underlying share price of $1.63, risk-free interest rate of 0.46% and annualized volatility of 129%.

During the year ended December 31, 2021, the Company issued 112,794 Class B shares for services received during the period with a fair value of $174,537. The Company determined the fair value of the services received could not be measured reliably and determined fair value based on the underlying share price on the date of issuance.

[c]	On September 21, 2021, the Company issued 4,502,392 Class B shares and 112,162 warrants as part of the Lucid acquisition (Note 4).

Activity during the period from December 31, 2021 to December 31, 2022:

[d]	During the year ended December 31, 2022, the Company repurchased and cancelled 1,999,800 Class B Common Shares at prevailing market prices as part of its share repurchase program.

[e]

During the year ended December 31, 2022, the Company issued 107,144 Class B shares for services received during the period with a fair value of $120,000. The fair value was based on services received. During the year ended December 31, 2022, the Company issued 51,000 Class B shares for services received during the period with a fair value of $49,500. The Company determined the fair value of the services received could not be measured reliably and determined fair value based on the underlying share price on the date of issuance.

[f]	On March 29, 2022, the Company cancelled 504,888 Class B shares previously held by the former CEO following a court decision with respect to the shares issued in February 2021.

Activity during the period from December 31, 2022 to December 31, 2023:

[g]	During the year ended December 31, 2023, the Company repurchased and canceled 1,904,700 Class B Common Shares at prevailing market prices as part of its share repurchase program.

[h]

During the year ended December 31, 2023, the Company issued 3,975,000 warrants for consulting services with a fair value of $1,384,970. The Company recognized $1,372,763 as expense during the year ended December 31, 2023, with the remaining $12,206 to be recognized over the vesting period of certain warrants. The Company determined the fair value of the services received could not be measured reliably and determined the fair value using the Black-Scholes model.

[i]	During the year ended December 31, 2023, the Company issued 21,000 Class B shares upon the exercise of 21,000 share options with an exercise price of C$1.30.

[j]	During the year ended December 31, 2023, the Company issued 36,086 Class B shares for services received during the period with a fair value of $36,000.

[k]

In November 2023, the Company completed the Plan of Arrangement reorganization. The Company cancelled all 72 Class A Shares of the Company and reissued 24 new Class B shares and 48 new Class A Shares. The Company cancelled all 39,376,699 Class B shares outstanding and reissued 39,376,698 new Class B shares. There was 1 previously issued Class B share that was removed due to an administrative adjustment. The Company also cancelled and reissued 6,335,758 FSD Pharma New Distribution Warrants. Each holder of the Company’s Class A shares, Class B shares and the FSD Pharma New Distribution Warrants was distributed a share of Celly from the Company for each Class A share, Class B share and New Distribution Warrant held. As a result, the Company issued 45,712,529 shares of Celly which was recognized as a deemed dividend of $8,673 with a corresponding adjustment to NCI.

The Company issued 24 Class A shares through a private placement for total proceeds of $34. 12 Class A shares were issued to the CEO, President, and Co-Chairman of the Board and 12 Class A Share were issued to the Director and Co-Chairman of the Board.

The changes in the number of warrants outstanding during the year ended December 31, 2023, 2022 and 2021 were as follows:

	Number of warrants	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2020	6,749,109	5.62
Issued	212,162	1.93
Expired	(4,476)	5.43
Outstanding as at December 31, 2021	6,956,795	5.50
Expired	(474,702)	8.54
Outstanding as at December 31, 2022	6,482,093	5.48
Issued	3,975,000	4.55
Expired	(133,050)	4.01
Outstanding as at December 31, 2023	10,324,043	5.05

Measurement of fair values

The fair value of the warrants issued during the year ended December 31, 2023 and 2021, were estimated at the date of grant using the Black-Scholes option pricing model with the following inputs:

	2023	2021
Grant date share price	C$1.44 - C$2.29	C$2.00 - C$2.04
Exercise price	C$1.50 - C$10.82	C$1.53 - C$2.50
Expected dividend yield	—	—
Risk free interest rate	3.08% - 4.26%	0.43% - 0.46%
Expected life	0.75 - 5 years	1.19 - 2 years
Expected volatility	64% - 109%	88% - 129%

There were no warrants granted during the year ended December 31, 2022.

The following table is a summary of the Company’s warrants outstanding as at December 31, 2023:

		Exercise price	Number outstanding
Expiry Date		C$	#
March 14, 2024	(i)	2.45	200,000
March 14, 2024	(i)	5.63	100,000
March 14, 2024	(i)	10.58	200,000
March 30, 2024	(i)	1.98	300,000
March 30, 2024	(i)	3.97	250,000
March 30, 2024	(i)	5.95	250,000
May 24, 2024	(i)	1.98	50,000
February 27, 2025	(i)	2.31	400,000
February 27, 2025	(i)	5.29	400,000
February 27, 2025	(i)	10.58	200,000
March 15, 2025		1.50	37,500
March 15, 2025		3.00	37,500
March 23, 2025		1.50	50,000
March 24, 2025	(i)	2.31	400,000
March 24, 2025	(i)	5.29	400,000
March 24, 2025	(i)	10.58	200,000
May 4, 2025		26.73	3,730
May 10, 2025		26.73	1,865
May 17, 2025		26.73	3,730
May 31, 2025		26.73	1,865
June 8, 2025		9.65	1,500,000
August 6, 2025	(i)	5.63	1,381,215
October 20, 2025	(i)	3.44	3,454,543
January 16, 2026		26.73	1,722
January 20, 2026		26.73	373
May 15, 2028		1.50	500,000
		5.05	10,324,043

(i) Warrants were issued in US$

The following table is a summary of the Company’s warrants outstanding as at December 31, 2022:

		Exercise price	Number outstanding
Expiry Date		C$	#
May 20, 2023		16.08	7,311
June 23, 2023		2.50	100,000
July 24, 2023		13.07	3,357
September 11, 2023		5.43	22,382
May 4, 2025		26.73	3,730
May 10, 2025		26.73	1,865
May 17, 2025		26.73	3,730
May 31, 2025		26.73	1,865
June 8, 2025		9.65	1,500,000
August 6, 2025	(i)	5.77	1,381,215
October 20, 2025	(i)	3.52	3,454,543
January 16, 2026		26.73	1,722
January 20, 2026		26.73	373
		5.48	6,482,093

(i) Warrants were issued in US$

The following table is a summary of the Company’s warrants outstanding as at December 31, 2021:

		Exercise price	Number outstanding
Expiry Date		C$	#
May 24, 2022		18.09	163,535
September 15, 2022		4.42	199,005
November 30, 2022		1.21	46,242
December 31, 2022		2.43	65,920
May 20, 2023		16.08	7,311
June 23, 2023		2.50	100,000
July 24, 2023		13.07	3,357
September 11, 2023		5.43	22,382
May 4, 2025		26.73	3,730
May 10, 2025		26.73	1,865
May 17, 2025		26.73	3,730
May 31, 2025		26.73	1,865
June 8, 2025		9.65	1,500,000
August 6, 2025	(i)	5.40	1,381,215
October 20, 2025	(i)	3.30	3,454,543
January 16, 2026		26.73	1,722
January 30, 2026		26.73	373
		5.50	6,956,795

(i) Warrants were issued in US$